UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1:	Schedule of Investments

Vanguard Growth & Income Fund Statement of Investments June 30, 2006
	Shares	Market Value ($000)

Common Stocks (98.9%)

Consumer Discretionary (11.3%)
News Corp., Class A	7,495,500	143,764
Lowe's Cos., Inc.	2,283,700	138,552
Target Corp.	2,660,200	130,004
Home Depot, Inc.	2,787,700	99,772
Darden Restaurants Inc.	1,393,900	54,920
KB Home	1,156,700	53,035
Time Warner, Inc.	2,305,100	39,878
Sherwin-Williams Co.	829,900	39,404
McDonald's Corp.	1,120,000	37,632
* Kohl's Corp.	623,800	36,879
Omnicom Group Inc.	133,500	11,894
* Sears Holdings Corp.	60,500	9,368
D. R. Horton, Inc.	282,300	6,724
Harley-Davidson, Inc.	111,800	6,137

		807,963

Consumer Staples (6.6%)
The Coca-Cola Co.	2,377,500	102,280
General Mills, Inc.	1,937,700	100,101
The Kroger Co.	2,579,600	56,390
PepsiCo, Inc.	932,800	56,005
Kimberly-Clark Corp.	629,700	38,852
Altria Group, Inc.	422,200	31,002
Reynolds American Inc.	232,000	26,750
Estee Lauder Cos. Class A	462,600	17,889
The Procter & Gamble Co.	252,100	14,017
The Pepsi Bottling Group, Inc.	386,300	12,420
* Constellation Brands, Inc. Class A	450,300	11,257
Brown-Forman Corp. Class B	57,700	4,123

		471,086

Energy (9.7%)
ExxonMobil Corp.	5,421,836	332,630
ConocoPhillips Co.	2,572,419	168,571
* Nabors Industries, Inc.	3,168,000	107,047
XTO Energy, Inc.	1,985,100	87,880

		696,128

Financial (20.4%)
Bank of America Corp.	5,256,999	252,862
Prudential Financial, Inc.	1,763,400	137,016
Lehman Brothers Holdings, Inc.	1,961,500	127,792
The Goldman Sachs Group, Inc.	738,100	111,032
Wells Fargo & Co.	1,364,600	91,537
MetLife, Inc.	1,783,500	91,333
U.S. Bancorp	2,736,600	84,506
Citigroup, Inc.	1,636,500	78,945
Countrywide Financial Corp.	1,983,100	75,516
CIT Group Inc.	1,417,700	74,131
Wachovia Corp.	1,298,750	70,236
Ambac Financial Group, Inc.	734,500	59,568
Cincinnati Financial Corp.	876,408	41,200
MGIC Investment Corp.	454,200	29,523
Fannie Mae	610,200	29,351
Washington Mutual, Inc.	608,344	27,728
Capital One Financial Corp.	246,900	21,098
National City Corp.	483,600	17,501
Bear Stearns Co., Inc.	124,600	17,454
Safeco Corp.	162,000	9,129
The Principal Financial Group, Inc.	113,300	6,305
BB&T Corp.	112,100	4,662
* E*TRADE Financial Corp.	193,000	4,404

		1,462,829

Health Care (12.6%)
Merck & Co., Inc.	4,701,700	171,283
Johnson & Johnson	2,700,700	161,826
Caremark Rx, Inc.	2,330,600	116,227
Becton, Dickinson & Co.	1,675,300	102,411
* Gilead Sciences, Inc.	1,560,800	92,337
Aetna Inc.	2,195,600	87,670
* Amgen, Inc.	1,097,000	71,557
Pfizer Inc.	1,444,527	33,903
Cardinal Health, Inc.	461,100	29,662
* King Pharmaceuticals, Inc.	994,800	16,912
Mylan Laboratories, Inc.	671,900	13,438
McKesson Corp.	154,500	7,305
UnitedHealth Group Inc.	45,100	2,020

		906,551

Industrials (13.4%)
General Electric Co.	9,425,900	310,678
Norfolk Southern Corp.	2,472,600	131,592
The Boeing Co.	1,080,400	88,495
United Parcel Service, Inc.	1,013,400	83,433
PACCAR, Inc.	743,600	61,258
Ingersoll-Rand Co.	1,392,300	59,563
Northrop Grumman Corp.	775,100	49,653
Cummins Inc.	376,800	46,064
Caterpillar, Inc.	426,500	31,766
Illinois Tool Works, Inc.	641,800	30,485
Lockheed Martin Corp.	377,600	27,089
General Dynamics Corp.	306,800	20,083
Avery Dennison Corp.	301,900	17,528

		957,687

Information Technology (14.4%)
International Business Machines Corp.	2,414,700	185,497
Hewlett-Packard Co.	4,326,800	137,073
* EMC Corp.	9,509,200	104,316
* Freescale Semiconductor, Inc. Class B	2,893,900	85,081
* Advanced Micro Devices, Inc.	3,437,600	83,946
Jabil Circuit, Inc.	2,563,500	65,626
* Google Inc.	146,700	61,516
* Intuit, Inc.	767,500	46,349
* Cisco Systems, Inc.	2,311,700	45,147
National Semiconductor Corp.	1,672,500	39,889
QUALCOMM Inc.	937,800	37,578
* Fiserv, Inc.	731,800	33,194
Motorola, Inc.	892,231	17,978
Molex, Inc.	531,400	17,839
Microsoft Corp.	747,726	17,422
Analog Devices, Inc.	422,400	13,576
Texas Instruments, Inc.	375,700	11,380
* NVIDIA Corp.	464,300	9,885
* Tellabs, Inc.	609,600	8,114
* Corning, Inc.	301,600	7,296
* NCR Corp.	133,600	4,895

		1,033,597

Materials (4.0%)
Rohm & Haas Co.	1,464,400	73,396
Freeport-McMoRan Copper & Gold, Inc. Class B	1,277,100	70,764
Nucor Corp.	1,111,200	60,283
Phelps Dodge Corp.	421,400	34,622
Louisiana-Pacific Corp.	1,380,100	30,224
Bemis Co., Inc.	343,500	10,518
* Pactiv Corp.	313,500	7,759

		287,566

Telecommunication Services (2.5%)
AT&T Inc.	4,532,400	126,409
Verizon Communications Inc.	1,682,800	56,357

		182,766

Utilities (4.0%)
TXU Corp.	1,335,100	79,826
Duke Energy Corp.	2,374,900	69,751
PPL Corp.	1,367,100	44,157
Edison International	1,044,900	40,751
Constellation Energy Group, Inc.	656,600	35,798
KeySpan Corp.	338,700	13,683

		283,966

Total Common Stocks
(Cost $6,237,864)		7,090,139

Temporary Cash Investments (1.0%)

Money Market Fund (0.9%)

1 Vanguard Market Liquidity Fund, 5.136%	72,008,354	72,008
	Face
	Amount
	($000)

U.S. Government Obligation (0.1%)

U.S. Treasury Bill
2 4.818%, 9/14/06	3,800	3,763

Total Temporary Cash Investments
(Cost $75,770)		75,771

Total Investments (99.9%)
(Cost $6,313,634)		7,165,910

Other Assets and Liabilities—Net (0.1%)		5,900

Net Assets (100%)		7,171,810

     * Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Securities with a value of $3,763,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2006, the cost of investment securities for tax purposes was $6,313,634,000. Net unrealized appreciation of investment securities for tax purposes was $852,276,000, consisting of unrealized gains of $999,900,000 on securities that had risen in value since their purchase and $147,624,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30,2006 the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	220	70,367	2,138

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large Cap Equity Fund Schedule of Investments June 30, 2006
	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (10.4%)
Time Warner, Inc.	89,080	1,541
* Comcast Corp. Class A	40,997	1,342
Home Depot, Inc.	36,660	1,312
The Walt Disney Co.	31,863	956
CBS Corp.	34,526	934
Lowe's Cos., Inc.	14,879	903
NIKE, Inc. Class B	10,941	886
Omnicom Group Inc.	9,368	835
J.C. Penney Co., Inc. (Holding Co.)	12,355	834
International Game Technology	20,397	774
McDonald's Corp.	22,058	741
VF Corp.	10,763	731
Darden Restaurants Inc.	17,283	681
* Bed Bath & Beyond, Inc.	19,755	655
Sherwin-Williams Co.	13,241	629
Whirlpool Corp.	7,490	619
Harley-Davidson, Inc.	11,124	611
* AutoNation, Inc.	28,034	601
News Corp., Class A	30,844	592
Target Corp.	11,193	547
The McGraw-Hill Cos., Inc.	10,500	527
* Starbucks Corp.	13,671	516
Hilton Hotels Corp.	15,570	440
* Office Depot, Inc.	9,008	342
Dillard's Inc.	9,422	300
General Motors Corp.	9,886	295
* Viacom Inc. Class B	7,327	263
Ford Motor Co.	32,642	226
Best Buy Co., Inc.	3,450	189
TJX Cos., Inc.	7,547	173
Limited Brands, Inc.	5,580	143
Nordstrom, Inc.	3,528	129
Carnival Corp.	3,007	126
Harrah's Entertainment, Inc.	1,656	118
Genuine Parts Co.	2,770	115
Newell Rubbermaid, Inc.	4,456	115
* Coach, Inc.	3,363	101
Clear Channel Communications, Inc.	2,379	74
* Kohl's Corp.	700	41
KB Home	776	36
Yum! Brands, Inc.	400	20
Gannett Co., Inc.	352	20
Johnson Controls, Inc.	100	8

		21,041

Consumer Staples (9.7%)
The Procter & Gamble Co.	61,594	3,425
Altria Group, Inc.	39,640	2,911
Wal-Mart Stores, Inc.	47,964	2,310
PepsiCo, Inc.	25,499	1,531
The Coca-Cola Co.	31,493	1,355
The Kroger Co.	40,742	891
Anheuser-Busch Cos., Inc.	17,986	820
Reynolds American Inc.	6,520	752
Alberto-Culver Co. Class B	14,454	704
* Dean Foods Co.	18,252	679
Brown-Forman Corp. Class B	9,080	649
The Pepsi Bottling Group, Inc.	20,045	644
CVS Corp.	20,368	625
Walgreen Co.	12,599	565
Archer-Daniels-Midland Co.	11,300	466
Costco Wholesale Corp.	5,854	334
Colgate-Palmolive Co.	5,554	333
Kimberly-Clark Corp.	4,649	287
Safeway, Inc.	6,964	181
Sysco Corp.	3,980	122

		19,584

Energy (10.0%)
ExxonMobil Corp.	103,555	6,353
Chevron Corp.	35,350	2,194
ConocoPhillips Co.	32,182	2,109
Schlumberger Ltd.	24,315	1,583
XTO Energy, Inc.	22,028	975
Halliburton Co.	11,969	888
Hess Corp.	15,984	845
* Nabors Industries, Inc.	24,746	836
Noble Corp.	10,376	772
Chesapeake Energy Corp.	23,801	720
Rowan Cos., Inc.	19,214	684
Occidental Petroleum Corp.	5,450	559
Valero Energy Corp.	7,421	494
Marathon Oil Corp.	4,788	399
Baker Hughes, Inc.	3,500	286
Devon Energy Corp.	4,134	250
Anadarko Petroleum Corp.	3,850	184
Apache Corp.	2,683	183
EOG Resources, Inc.	1,026	71

		20,385

Financials (21.3%)
Bank of America Corp.	85,195	4,098
Citigroup, Inc.	83,047	4,006
JPMorgan Chase & Co.	65,654	2,757
American International Group, Inc.	42,183	2,491
Wells Fargo & Co.	26,517	1,779
The Goldman Sachs Group, Inc.	9,037	1,359
Wachovia Corp.	24,532	1,327
U.S. Bancorp	36,992	1,142
Washington Mutual, Inc.	21,858	996
Morgan Stanley	15,423	975
American Express Co.	17,743	944
Merrill Lynch & Co., Inc.	13,242	921
PNC Financial Services Group	12,951	909
Freddie Mac	15,669	893
The Chubb Corp.	17,736	885
Bear Stearns Co., Inc.	6,081	852
Lehman Brothers Holdings, Inc.	12,777	832
Genworth Financial Inc.	23,854	831
ACE Ltd.	16,250	822
KeyCorp	22,225	793
The Allstate Corp.	13,906	761
Ameriprise Financial, Inc.	15,860	708
Safeco Corp.	12,446	701
Comerica, Inc.	13,002	676
* E*TRADE Financial Corp.	29,237	667
Capital One Financial Corp.	7,798	666
The Bank of New York Co., Inc.	20,103	647
Prudential Financial, Inc.	8,316	646
MGIC Investment Corp.	9,752	634
Fannie Mae	12,866	619
MetLife, Inc.	11,981	614
Countrywide Financial Corp.	14,509	553
BB&T Corp.	13,187	548
Simon Property Group, Inc. REIT	5,336	443
The St. Paul Travelers, Cos. Inc.	9,651	430
The Hartford Financial Services Group Inc.	4,920	416
Equity Residential REIT	9,121	408
Archstone-Smith Trust REIT	7,441	378
Charles Schwab Corp.	22,800	364
Boston Properties, Inc. REIT	3,589	324
SunTrust Banks, Inc.	3,754	286
Ambac Financial Group, Inc.	3,452	280
Plum Creek Timber Co. Inc. REIT	5,859	208
AFLAC Inc.	4,469	207
SLM Corp.	3,427	181
Progressive Corp. of Ohio	6,460	166
Fifth Third Bancorp	4,422	163
National City Corp.	3,986	144
Compass Bancshares Inc.	2,351	131
MBIA, Inc.	2,224	130
Golden West Financial Corp.	1,650	122
Torchmark Corp.	1,719	104
UnumProvident Corp.	4,757	86
ProLogis REIT	1,542	80
Vornado Realty Trust REIT	770	75
State Street Corp.	1,027	60
Franklin Resources Corp.	433	38

		43,276

Health Care (12.3%)
Pfizer Inc.	137,829	3,235
Johnson & Johnson	48,898	2,930
Merck & Co., Inc.	44,901	1,636
UnitedHealth Group Inc.	28,112	1,259
Wyeth	27,809	1,235
* Amgen, Inc.	17,797	1,161
* WellPoint Inc.	14,455	1,052
Abbott Laboratories	22,039	961
Eli Lilly & Co.	16,356	904
CIGNA Corp.	8,610	848
Becton, Dickinson & Co.	13,505	826
Medtronic, Inc.	17,234	809
* Laboratory Corp. of America Holdings	11,980	746
* Biogen Idec Inc.	15,111	700
AmerisourceBergen Corp.	16,569	695
Schering-Plough Corp.	36,457	694
Bristol-Myers Squibb Co.	26,217	678
Caremark Rx, Inc.	12,347	616
* King Pharmaceuticals, Inc.	36,218	616
Mylan Laboratories, Inc.	30,428	609
Cardinal Health, Inc.	5,804	373
* Barr Pharmaceuticals Inc.	7,800	372
Aetna Inc.	9,213	368
Baxter International, Inc.	8,164	300
HCA Inc.	6,571	284
* Gilead Sciences, Inc.	4,473	265
McKesson Corp.	4,981	236
* Boston Scientific Corp.	11,461	193
Quest Diagnostics, Inc.	2,600	156
* Zimmer Holdings, Inc.	1,013	57
Manor Care, Inc.	912	43
Stryker Corp.	650	27

		24,884

Industrials (11.7%)
General Electric Co.	176,911	5,831
United Parcel Service, Inc.	19,127	1,575
Tyco International Ltd.	42,852	1,178
The Boeing Co.	11,585	949
United Technologies Corp.	14,554	923
Raytheon Co.	20,105	896
3M Co.	10,832	875
Caterpillar, Inc.	11,035	822
CSX Corp.	11,642	820
Rockwell Automation, Inc.	10,642	766
Cummins Inc.	6,071	742
Masco Corp.	24,710	732
Parker Hannifin Corp.	8,787	682
General Dynamics Corp.	10,144	664
FedEx Corp.	5,444	636
Lockheed Martin Corp.	8,447	606
Ingersoll-Rand Co.	13,836	592
Goodrich Corp.	14,648	590
Union Pacific Corp.	5,798	539
* Allied Waste Industries, Inc.	47,213	536
Burlington Northern Santa Fe Corp.	6,291	499
Waste Management, Inc.	11,767	422
Emerson Electric Co.	4,729	396
Honeywell International Inc.	9,287	374
Cendant Corp.	17,634	287
Northrop Grumman Corp.	3,021	194
* Monster Worldwide Inc.	4,499	192
Illinois Tool Works, Inc.	3,008	143
Rockwell Collins, Inc.	2,400	134
Ryder System, Inc.	1,010	59

		23,654

Information Technology (14.9%)
Microsoft Corp.	164,604	3,835
International Business Machines Corp.	30,215	2,321
Intel Corp.	102,948	1,951
* Cisco Systems, Inc.	97,589	1,906
Hewlett-Packard Co.	56,047	1,776
* Google Inc.	3,375	1,415
* Oracle Corp.	81,347	1,179
QUALCOMM Inc.	24,992	1,001
* Corning, Inc.	36,661	887
Texas Instruments, Inc.	28,063	850
* Intuit, Inc.	13,537	818
* Dell Inc.	32,964	805
* Agilent Technologies, Inc.	25,217	796
Electronic Data Systems Corp.	30,740	740
* BMC Software, Inc.	30,533	730
* Freescale Semiconductor, Inc. Class B	24,812	729
* Lexmark International, Inc.	12,997	726
Motorola, Inc.	33,989	685
* Apple Computer, Inc.	11,836	676
* NCR Corp.	17,221	631
* Computer Sciences Corp.	12,996	630
* Advanced Micro Devices, Inc.	24,882	608
* EMC Corp.	53,750	590
* Teradyne, Inc.	36,888	514
* Yahoo! Inc.	15,445	510
* QLogic Corp.	26,378	455
Applied Materials, Inc.	27,734	452
First Data Corp.	9,133	411
* eBay Inc.	13,546	397
Automatic Data Processing, Inc.	5,720	259
Maxim Integrated Products, Inc.	7,221	232
* Fiserv, Inc.	3,462	157
National Semiconductor Corp.	5,200	124
* Citrix Systems, Inc.	2,962	119
* Symantec Corp.	5,400	84
* Broadcom Corp.	1,811	54
* Convergys Corp.	2,321	45
* Compuware Corp.	6,154	41

		30,139

Materials (3.1%)
Dow Chemical Co.	21,558	841
Nucor Corp.	14,960	812
United States Steel Corp.	10,106	709
Vulcan Materials Co.	8,366	653
* Pactiv Corp.	24,878	616
Temple-Inland Inc.	14,140	606
Newmont Mining Corp. (Holding Co.)	10,816	572
Alcoa Inc.	14,900	482
E.I. du Pont de Nemours & Co.	11,470	477
Phelps Dodge Corp.	3,278	269
Freeport-McMoRan Copper & Gold, Inc. Class B	2,955	164
Louisiana-Pacific Corp.	1,660	36

		6,237

Telecommunication Services (3.4%)
AT&T Inc.	76,097	2,122
Verizon Communications Inc.	57,580	1,928
BellSouth Corp.	25,341	917
Sprint Nextel Corp.	43,452	869
* Qwest Communications International Inc.	92,848	751
Alltel Corp.	3,340	213
* Embarq Corp.	2,172	89

		6,889

Utilities (3.2%)
FPL Group, Inc.	21,398	885
American Electric Power Co., Inc.	24,435	837
PPL Corp.	25,511	824
Edison International	20,008	780
Duke Energy Corp.	22,070	648
Dominion Resources, Inc.	6,668	499
Exelon Corp.	8,375	476
TXU Corp.	6,681	399
FirstEnergy Corp.	5,275	286
Entergy Corp.	3,350	237
PG&E Corp.	5,632	221
Southern Co.	6,412	206
Xcel Energy, Inc.	6,503	125
* Allegheny Energy, Inc.	3,009	111
NICOR Inc.	1,400	58

		6,592

Total Investments (100.0%)
(Cost $205,955)		202,681

Other Assets and Liabilities—Net (0.0%)	77

Net Assets (100%)		202,758

* Non-income-producing security.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At June 30, 2006, the cost of investment securities for tax purposes was $205,955,000. Net unrealized depreciation of investment securities for tax purposes was $3,274,000, consisting of unrealized gains of $3,074,000 on securities that had risen in value since their purchase and $6,348,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.